Offerings - Offering: 1	Sep. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares (no par value)
Amount Registered | shares	1,080,517
Proposed Maximum Offering Price per Unit	10.93
Maximum Aggregate Offering Price	$ 11,810,050.81
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,808.12
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also be deemed to cover such indeterminate number of additional common shares, no par value ("Common Shares"), of Orla Mining Ltd., which may be offered and issued to prevent dilution resulting from adjustments as a result of share dividends, share splits, reverse share splits, recapitalizations, reclassifications, mergers, split-ups, reorganizations, consolidations and other capital adjustments. Represents 1,080,517 Common Shares for issuance under the Registrant's Stock Option Plan Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, the proposed maximum offering price per unit is calculated based upon the average of the high and low prices of the Common Shares as reported by the NYSE American on September 9, 2025